OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67.00%	46.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17.00%	29.00%
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12.00%	18.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4.00%	7.00%
Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%